Share-Based Compensation (Details) - 2024 Equity Incentive Plan [Member]	Nov. 30, 2024 shares	Nov. 20, 2024 USD ($) shares
Share-Based Compensation [Line Items]
Purchase ordinary shares	620,750
Issued total ordinary shares		620,000
Ordinary shares to employees		3
Equity awards amount (in Dollars) | $		$ 4,408,200